INVENTORIES (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 8,299	$ 9,380
Work-in-process	76	253
Finished goods	668	885
Inventory, net	$ 9,043	$ 10,518